Summary of Significant Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.34%	3.61%
Rate of compensation increase	3.00%	3.00%
Weighted-average assumptions used to determine benefit cost:
Discount rate	3.61%	4.40%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%